Other financial assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Other financial assets [Abstract]
Summary of Other financial assets

(in €‘000)	June 30, 2022	December 31, 2021
Pledged bank balances	19,877	18,887
Derivatives	2,754	31,095
Investments in equity securities	41,984	—
Total	64,615	49,982
Non-current	64,615	19,582
Current	—	30,400
Total	64,615	49,982

(in €‘000)	December 31, 2021	December 31, 2020

Pledged bank balances	18,887	16,324
Derivatives	31,095	102
Total	49,982	16,426
Non-current	19,582	16,426
Current	30,400	—
Total	49,982	16,426